Other Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Other Expenses [Abstract]
Schedule of Other Expenses

For the periods ended March 31, 2026 and 2025, other expenses consist of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025
Fines (*)	4,156,548	1,417,865
Other	553,078	142,476
Total	4,709,626	1,560,341

(*)	Relates to fines paid on behalf of platform users for acquisition and retention purposes to support platform usage.